Offsets - Offset: 1	Dec. 22, 2025 USD ($) shares
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Nuveen S&P 500 Dynamic Overwrite Fund
Form or Filing Type	N-14
File Number	333-290975
Initial Filing Date	Oct. 20, 2025
Fee Offset Claimed	$ 2.60
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Shares of Beneficial Interest, $0.01 Par Value Per Share
Unsold Securities Associated with Fee Offset Claimed | shares	1,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 2.60
Offset Note	The registrant has recalculated the total amount of the registration fee for this pre-effective amendment and is claiming as an offset the registration fee paid in connection with the registrant's registration statement on Form N-14 filed on October 20, 2025 (File No. 333-290975).
Termination / Withdrawal Statement	Completion